Summary of Significant Accounting Policies - Additional Information (Detail) (Options, Warrants and Convertible Debentures)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options, Warrants and Convertible Debentures
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	13,966,897	20,726,257